EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of outstanding common equity
The following table provides a continuity schedule of outstanding exchangeable shares, and the class B shares, along with the carrying value of the corresponding liability and remeasurement gains and losses:

(US$ MILLIONS, except as noted)	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable shares and class B shares
Balance as at January 1, 2024	72,954,450	1	$1,501
Shares exchanged to LP Units	(3)	—	—
Remeasurement (gains) losses	—	—	(126)
Balance as at June 30, 2024	72,954,447	1	$1,375
The following table provides a continuity of the company’s outstanding equity for the six-month period ended June 30, 2024:

	Class C shares
(US$ MILLIONS, except as noted)	Shares outstanding (Shares)	Share capital
Balance as at January 1, 2024	25,934,120	$737
Balance as at June 30, 2024	25,934,120	$737